Segment reporting (Details 1) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment revenue	$ 17,720,359	$ 16,376,697
Robotics Solutions [Member]
Segment revenue	107,589	0
PRC [Member] | Robotics Solutions [Member]
Segment revenue	0	0
United State Of America [Member] | Robotics Solutions [Member]
Segment revenue	107,589	0
Activated Carbon [Member] | PRC [Member]
Segment revenue	17,612,770	16,376,697
Activated Carbon [Member] | United State Of America [Member]
Segment revenue	$ 0	$ 0